Excelsior Private Markets Fund II (TE), LLC (the “Fund”) invests substantially all of its assets in Excelsior Private Markets Fund II (Master), LLC (the “Company”). The percentage of the Company’s members’ equity owned by the Fund at June 30, 2019, was 59.82%. The Fund has included the Company’s schedule of investments as of June 30, 2019, below. The Company’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on August 28, 2019.

Excelsior Private Markets Fund II (Master), LLC

Schedule of Investments

June 30, 2019 (Unaudited)

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)		Geographic Region (E)	Cost	Fair Value

Buyout/Growth (48.41%)
Advent International GPE VII-B, L.P.	Primary	8/2012 - 2/2018		North America	$4,765,953	$7,456,795
Apax US VII, L.P.	Secondary	12/2011 - 11/2013		North America	1,470,093	2,713,581
Apax VIII - B, L.P.	Primary	6/2013 - 12/2016		Europe	1,777,855	2,830,190
BC European Capital IX	Primary	3/2012 - 1/2019		Europe	1,011,230	1,844,399
FTV IV, L.P.	Primary	12/2012 - 3/2019		North America	4,767,098	11,244,773
Green Equity Investors VI, L.P.	Primary	11/2012 - 1/2019		North America	6,582,083	10,031,338
Grey Mountain Partners Fund III, L.P.	Primary	7/2013 - 4/2019		North America	3,493,868	6,032,613
HgCapital 7 C, L.P.	Primary	12/2013 - 3/2018		Europe	1,918,340	5,928,033
Platinum Equity Capital Partners III, L.P.	Secondary	10/2013 - 5/2019		North America	2,155,491	2,580,762
Silver Lake Kraftwerk Fund, L.P.	Primary	12/2012 - 4/2019		North America	2,262,801	2,102,203
SPC Partners V, L.P.	Primary	7/2012 - 4/2019		North America	7,721,783	6,997,361
Thomas H. Lee Equity Fund VI, L.P.	Secondary	4/2012 - 3/2019		North America	1,734,976	1,116,801
Vision Capital Partners VII, L.P.	Secondary	7/2012 - 8/2018		Europe	1,269,214	634,711
					40,930,785	61,513,560
Special Situations (7.97%)
ArcLight Energy Partners Fund V, L.P.	Primary	12/2011 - 2/2016		North America	2,173,613	1,890,040
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	5/2014 - 4/2017		North America	2,401,685	983,046
Ridgewood Energy Oil & Gas Fund II, L.P.	Primary	5/2013 - 6/2019		North America	5,626,368	4,858,401
Royalty Opportunities S.àr.l.	Primary	8/2011 - 1/2015		Europe	2,490,336	2,400,913
					12,692,002	10,132,400
Venture Capital (36.69%)
Battery Ventures X Side Fund, L.P.	Primary	7/2013 - 3/2019		North America	1,350,871	3,148,900
Battery Ventures X, L.P.	Primary	6/2013 - 12/2018		North America	2,367,463	3,560,700
DFJ Growth 2013, L.P.	Primary	7/2013 - 12/2018		North America	6,215,040	14,732,822
Francisco Partners, L.P.	Secondary	4	/2012	North America	266,174	45,229
Intersouth Partners V, L.P.	Secondary	3	/2012	North America	115,733	8,809
InterWest Partners IX, L.P.	Secondary	12/2011 - 9/2016		North America	581,155	441,945
InterWest Partners VIII, L.P.	Secondary	12	/2011	North America	559,338	422,810
InterWest Partners X, L.P.	Secondary	12/2011 - 10/2018		North America	1,022,959	1,512,636
Lightspeed China Partners I, L.P.	Primary	5/2012 - 6/2015		North America	1,087,025	7,192,573
Lightspeed Venture Partners IX, L.P.	Primary	3/2012 - 3/2019		North America	1,794,435	5,937,749
Polaris Venture Partners III, L.P.	Secondary	3	/2012	North America	137,319	60,738
Trinity Ventures XI, L.P.	Primary	4/2013 - 6/2019		North America	4,194,508	9,574,221
					19,692,020	46,639,132

Total Investments in Portfolio Funds (cost $73,314,807) (93.07%)						118,285,092
Other Assets & Liabilities (Net) (6.93%)						8,802,247
Members’ Equity - Net Assets (100.00%)						$127,087,339

(A)	Non-income producing securities, which are restricted as to public resale and liquidity.
(B)	Total cost of illiquid and restricted securities at June 30, 2019 aggregated $73,314,807. Total fair value of illiquid and restricted securities at June 30, 2019 was $118,285,092 or 93.07% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company’s Members’ Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

Valuation of Investments

Excelsior Private Markets Fund II (Master), LLC (the “Company”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Neuberger Berman Investment Advisers LLC (“Registered Investment Adviser”) and the NB Alternatives Advisers LLC (“Sub-Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Company (the “Board”).

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”), permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. As of June 30, 2019, investments valued using the practical expedient with a fair value of $118,285,092 are excluded from the fair value hierarchy.

FASB ASC 820-10 Fair Value Measurements establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

The estimated remaining life of the Company’s Portfolio Funds as of June 30, 2019 is one to six years, with the possibility of extensions by each of the Portfolio Funds.